Expense Example, No Redemption (Vanguard Institutional Short-Term Bond Fund Institutional) - Vanguard Institutional Short-Term Bond Fund - Vanguard Institutional Short-Term Bond Fund - Institutional Plus Shares
	1 YEAR	3 YEAR	5 YEAR	10 YEAR
USD ($)	2	6	11	26